Interest-bearing liabilities	12 Months Ended
Dec. 31, 2021
Interest-bearing liabilities
Interest-bearing liabilities

21. Interest-bearing liabilities

					Carrying amount EURm(1)
Issuer/borrower	Instrument	Currency	Nominal (million)	Final maturity	2021	2020
Nokia Corporation	1.00% Senior Notes(2)	EUR	350	March 2021	–	350
Nokia Corporation	3.375% Senior Notes(3)	USD	500	June 2022	–	417
Nokia Corporation	2.00% Senior Notes	EUR	750	March 2024	759	762
Nokia Corporation	EIB R&D Loan	EUR	500	February 2025	500	500
Nokia Corporation	NIB R&D Loan(4)	EUR	250	May 2025	250	250
Nokia Corporation	2.375% Senior Notes	EUR	500	May 2025	497	497
Nokia Corporation	2.00% Senior Notes	EUR	750	March 2026	760	762
Nokia Corporation	4.375% Senior Notes	USD	500	June 2027	464	448
Nokia of America Corporation	6.50% Senior Notes	USD	74	January 2028	66	61
Nokia Corporation	3.125% Senior Notes	EUR	500	May 2028	497	497
Nokia of America Corporation	6.45% Senior Notes	USD	206	March 2029	183	169
Nokia Corporation	6.625% Senior Notes	USD	500	May 2039	553	541
Nokia Corporation and various subsidiaries	Other liabilities				124	322
Total					4 653	5 576

(1)  Carrying amount includes EUR 166 million (EUR 224 million in 2020) of fair value gains related to fair value hedge accounting relationships, out of which EUR 203 million (EUR 235 million in 2020) are fair value gains related to discontinued fair value hedge accounting relationships that are amortized over the life of the respective Senior Notes.

(2) In January 2021, Nokia exercised its issuer call option to redeem 1.00% Senior Notes due March 2021 for the full amount of EUR 350 million. The redemption date for the notes was 15 February 2021.

(3) In December 2021, Nokia exercised its issuer call option to redeem 3.375% Senior Notes due June 2022 for the full amount of USD 500 million. The redemption date for the notes was 16 December 2021.

(4)  The loan from the Nordic Investment Bank (NIB) is repayable in three equal annual instalments in 2023, 2024 and 2025.

Nokia’s significant credit facilities and funding programs as of 31 December:

				Utilized (million)
Committed / uncommitted	Financing arrangement	Currency	Nominal (million)	2021	2020
Committed	Revolving Credit Facility(1)	EUR	1 500	–	–
Uncommitted	Finnish Commercial Paper Programme	EUR	750	–	–
Uncommitted	Euro-Commercial Paper Programme	EUR	1 500	–	–
Uncommitted	Euro Medium Term Note Programme(2)	EUR	5 000	2 500	2 850
Total				2 500	2 850

(1)   Nokia exercised its option to extend the maturity date of the Revolving Credit Facility in June 2021. Subsequent to the extension, the facility has its maturity in June 2026, except for EUR 88 million having its maturity in June 2024.

(2)   All euro-denominated bonds have been issued under the Euro Medium Term Note Programme.

All borrowings and credit facilities presented in the tables above are senior unsecured and have no financial covenants.

To manage interest rate and foreign exchange risks related to Nokia’s interest-bearing liabilities, Nokia has designated the following cross- currency swaps as hedges under both fair value hedge accounting and cash flow hedge accounting, and interest rate swaps as hedges under fair value hedge accounting as of 31 December:

				Notional (million)		Fair value EURm
Entity	Instrument(1)	Currency	Maturity	2021	2020	2021	2020
Nokia Corporation	Cross-currency swaps	USD	June 2022	–	500	–	(48)
Nokia Corporation	Interest rate swaps	EUR	March 2024	185	–	–	–
Nokia Corporation	Cross-currency swaps	USD	June 2027	500	250	(7)	(28)
Nokia Corporation	Cross-currency swaps	USD	May 2039	300	250	(46)	(78)
Total						(53)	(154)

(1)   All cross-currency swaps and interest rate swaps are fixed-to-floating swaps.

Changes in lease liabilities, interest-bearing liabilities and associated derivatives arising from financing activities:

EURm	Long-term interest-bearing liabilities	Short-term interest-bearing liabilities	Derivatives held to hedge long-term borrowings(1)	Lease liabilities(2)	Total
As of 1 January 2020	3 985	292	50	1 030	5 357
Cash flows	1 401	(83)	(52)	(234)	1 032
Non-cash changes:
Acquisitions through business combinations	10	30	–	–	40
Changes in foreign exchange rates	(133)	(7)	123	(37)	(54)
Changes in fair value	102	–	(102)	–	–
Reclassification between long-term and short-term	(350)	350	–	–	–
Net additions(3)	–	–	–	147	147
Other(4)	–	(21)	135	4	118
As of 31 December 2020	5 015	561	154	910	6 640
Cash flows	(923)	(67)	13	(226)	(1 203)
Non-cash changes:
Changes in foreign exchange rates	122	2	(104)	36	56
Changes in fair value	(53)	–	(10)	–	(63)
Reclassification between long-term and short-term	380	(380)	–	–	–
Net additions(3)	–	–	–	296	296
Other	(4)	–	–	(7)	(11)
As of 31 December 2021	4 537	116	53	1 009	5 715

(1)   Includes derivatives designated in fair value and cash flow hedge accounting relationships as well as derivatives not designated in hedge accounting relationship but hedging identifiable long-term borrowing exposure.

(2)   Includes non-current and current lease liabilities.

(3)   Net additions comprise new lease contracts as well as modifications and remeasurements of existing lease contracts.

(4)   In 2020, includes EUR 135 million cash inflow from settlements of certain interest rate derivatives held to hedge long-term borrowings that is included in operating activities as interest paid in the consolidated statement of cash flows.